Fair Value Measurements (Fair Value Measurements Using Significant Unobservable Inputs) (Details) - Recurring - Level 3 - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets, Unobservable Input Reconciliation
Balance at Beginning of Year	$ 418	$ 428	$ 576
Total unrealized gains/(losses) recorded in earnings	35	(75)	12
Total realized gains/(losses) recorded in earnings	0	0	0
Total unrealized gains/(losses) recorded in OCI	0	0	0
Purchases / Originations	555	553	537
Sales	(362)	(84)	(176)
Settlement	(9)	(46)	(179)
Transfers In (Out)	(318)	(358)	(342)
Balance at End of Year	319	418	428
Liabilities, Unobservable Input Reconciliation
Balance at Beginning of Year	(60)	(84)	(166)
Total unrealized gains/(losses) recorded in earnings	(1)		(2)
Total realized gains/(losses) recorded in earnings	0		(3)
Total unrealized gains/(losses) recorded in OCI	0		0
Purchases / Originations	(25)		0
Sales	0		52
Settlement	1		35
Transfers In (Out)	0		0
Balance at End of Year	(85)	(60)	(84)
Long-term debt
Liabilities, Unobservable Input Reconciliation
Balance at Beginning of Year		0	(84)
Total unrealized gains/(losses) recorded in earnings			0
Total realized gains/(losses) recorded in earnings			(3)
Total unrealized gains/(losses) recorded in OCI			0
Purchases / Originations			0
Sales			52
Settlement			35
Transfers In (Out)			0
Balance at End of Year			0
DOJ litigation settlement
Liabilities, Unobservable Input Reconciliation
Balance at Beginning of Year	(60)	(84)	(82)
Total unrealized gains/(losses) recorded in earnings	0	24	(2)
Total realized gains/(losses) recorded in earnings	0	0	0
Total unrealized gains/(losses) recorded in OCI	0	0	0
Purchases / Originations	0	0	0
Sales	0	0	0
Settlement	0	0	0
Transfers In (Out)	0	0	0
Balance at End of Year	(60)	(60)	(84)
Contingent consideration
Liabilities, Unobservable Input Reconciliation
Balance at Beginning of Year	0
Total unrealized gains/(losses) recorded in earnings	(1)
Total realized gains/(losses) recorded in earnings	0
Total unrealized gains/(losses) recorded in OCI	0
Purchases / Originations	(25)
Sales	0
Settlement	1
Transfers In (Out)	0
Balance at End of Year	(25)	0
Home Equity
Assets, Unobservable Input Reconciliation
Balance at Beginning of Year	65	106	185
Total unrealized gains/(losses) recorded in earnings	2	5	(2)
Total realized gains/(losses) recorded in earnings	0	0	0
Total unrealized gains/(losses) recorded in OCI	0	0	0
Purchases / Originations	0	0	0
Sales	0	0	0
Settlement	(8)	(46)	(77)
Transfers In (Out)	(55)	0	0
Balance at End of Year	4	65	106
Mortgage servicing rights
Assets, Unobservable Input Reconciliation
Balance at Beginning of Year	335	296	258
Total unrealized gains/(losses) recorded in earnings	(22)	(105)	(46)
Total realized gains/(losses) recorded in earnings	0	0	0
Total unrealized gains/(losses) recorded in OCI	0	0	0
Purchases / Originations	288	228	260
Sales	(310)	(84)	(176)
Settlement	0	0	0
Transfers In (Out)	0	0	0
Balance at End of Year	291	335	296
Rate lock commitments (net)
Assets, Unobservable Input Reconciliation
Balance at Beginning of Year	18	26	31
Total unrealized gains/(losses) recorded in earnings	54	25	60
Total realized gains/(losses) recorded in earnings	0	0	0
Total unrealized gains/(losses) recorded in OCI	0	0	0
Purchases / Originations	267	325	277
Sales	0	0	0
Settlement	0	0	0
Transfers In (Out)	(315)	(358)	(342)
Balance at End of Year	24	18	26
Municipal obligation
Assets, Unobservable Input Reconciliation
Balance at Beginning of Year		0	2
Total unrealized gains/(losses) recorded in earnings			0
Total realized gains/(losses) recorded in earnings			0
Total unrealized gains/(losses) recorded in OCI			0
Purchases / Originations			0
Sales			0
Settlement			(2)
Transfers In (Out)			0
Balance at End of Year			0
Other investments
Assets, Unobservable Input Reconciliation
Balance at Beginning of Year		0	100
Settlement			(100)
Balance at End of Year			$ 0
Loans held-for-sale | Home Equity
Assets, Unobservable Input Reconciliation
Balance at Beginning of Year	0
Total unrealized gains/(losses) recorded in earnings	1
Total realized gains/(losses) recorded in earnings	0
Total unrealized gains/(losses) recorded in OCI	0
Purchases / Originations	0
Sales	(52)
Settlement	(1)
Transfers In (Out)	52
Balance at End of Year	$ 0	$ 0